Revenue from contracts with customers and trade receivables (Details Textual) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)		Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)		Mar. 31, 2023 INR (₨)		Mar. 31, 2025 USD ($)
Statements [Line Items]
Contract assets	₨ 51			₨ 48
Revenue	325,535	[1]	$ 3,811	279,164	[1]	₨ 245,879	[1]
Amount Receivable On Fda Approval	₨ 1,266		$ 15
Global Generics- North America Operations [Member]
Statements [Line Items]
Refunds provision				₨ 35				$ 42
JB Chemicals and Pharmaceuticals Limited [Member]
Statements [Line Items]
Revenue						902
Torrent Pharmaceuticals Limited [Member]
Statements [Line Items]
Revenue						1,399
Eris Lifesciences Limited [Member]
Statements [Line Items]
Revenue						₨ 2,640

[1]	Revenues for the year ended March 31, 2025 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.9,389 (as compared to Rs.10,707 and Rs.7,321 for the years ended March 31, 2024 and 2023, respectively) and from the PSAI segment to the Others segment which amount to Rs.0 (as compared to Rs.72 and Rs.128 for the years ended March 31, 2024 and 2023, respectively)